Offerings - Offering: 1	Sep. 16, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 738.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).